Federal Home Loan Bank Advances	12 Months Ended
Dec. 31, 2011
Federal Home Loan Bank Advances [Abstract]
FEDERAL HOME LOAN BANK ADVANCES

NOTE 8—FEDERAL HOME LOAN BANK ADVANCES

The Corporation has a $40 million cash management advance line of credit with the FHLB. The Corporation had no outstanding balance on this line as of December 31, 2011 and December 31, 2010. The Corporation also has an $80 million repo advance line with the FHLB with no outstanding balances as of December 31, 2011 and December 31, 2010.

The Corporation has fixed-rate mortgage-matched advances from the FHLB. Mortgage-matched advances are utilized to fund specific fixed-rate loans with certain prepayment of principal permitted without penalty.

At year end, advances from the FHLB were as follows:

	0000000000	0000000000
	2011	2010
Maturities September 2012 through January 2017, fixed rates from 1.49% to 4.85%, averaging 2.38%	$50,295	$50,327

Scheduled principal reductions of FHLB advances at December 31, 2011 were as follows.

000000000000
2012	$10,036
2013	2,535
2014	30,224
2015	5,000
2016	—
Thereafter	2,500

Total	$50,295

In addition to the borrowings, the Corporation has outstanding letters of credit with the FHLB totaling $23,710 at year-end 2011 and $24,700 at year-end 2010 used for pledging to secure public funds. FHLB borrowings and the letters of credit are collateralized by FHLB stock and by $111,007 and $112,540 of residential mortgage loans under a blanket lien arrangement at year-end 2011 and 2010, respectively.

The Corporation had a FHLB maximum borrowing capacity of $104,608 as of December 31, 2011, with remaining borrowing capacity of approximately $30,603. The borrowing arrangement with FHLB is subject to annual renewal. The maximum borrowing capacity is recalculated at least quarterly.